Note 3 Due To Related Parties and Related Party Transactions	12 Months Ended
Aug. 31, 2013
Notes
Note 3 Due To Related Parties and Related Party Transactions

NOTE 3 DUE TO RELATED PARTIES AND RELATED PARTY TRANSACTIONS

The Company received funds from related parties from inception to August 31, 2013 of $25,980 and the amount due does not bear interest and is due on demand. These funds were retired March 18, 2013 by the conversion of debt payable for issuance of 175,000,000 shares (pre – split) of common stock. The issuance resulted in a change of control of the Company.

The Company neither owns nor leases any real or personal property. An officer of the corporation provides office space without charge to the Company.